Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2025
Ordinary Share [Abstract]
Schedule of Estimated Fair Values of the Warrant

For the six months ended June 30, 2025, the estimated fair values of the warrant are as follows:

March 7,
2025
Exercise price	$0.01
Stock price	$4.00
Term	5 years
Expected average volatility	93%
Expected dividend yield	-
Risk-free interest rate	4.09%

Schedule of Warrant Outstanding

A summary of activity during the six months ended June 30, 2025, is as follows:

	Warrants Outstanding		Weighted Average
	Number of Warrants	Weighted Average Exercise Price	Remaining life (years)
Outstanding, December 31, 2024	-	$-	-
Granted	1,248,750	0.94	5.00
Expired / cancelled	-	-	-
Exercised	(1,016,250)	0.01
Outstanding, June 30, 2025	232,500	$5.00	4.70